Related Parties - Disclosure of Transactions with Related Parties (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	R 3	R 3
Purchases and services acquired from related parties	44	44
Joint operations
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	3	3
Directors
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	5	4
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	R 39	R 40